Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.90%
Communication services: 0.26%
Media: 0.26%
Thryv Holdings, Inc.†	42,858	$873,875
Consumer discretionary: 9.66%
Automobile components: 1.29%
Fox Factory Holding Corp.†	29,585	3,278,314
Visteon Corp.†	7,211	1,004,276
		4,282,590
Diversified consumer services: 1.65%
Bright Horizons Family Solutions, Inc.†	46,445	4,385,337
Duolingo, Inc.†	7,300	1,074,268
		5,459,605
Hotels, restaurants & leisure: 4.36%
First Watch Restaurant Group, Inc.†	211,263	4,039,349
Hilton Grand Vacations, Inc.†	137,816	6,025,315
Wingstop, Inc.	27,468	4,412,460
		14,477,124
Specialty retail: 2.36%
Boot Barn Holdings, Inc.†	85,430	7,838,202
Consumer staples: 8.91%
Beverages: 2.36%
Celsius Holdings, Inc.†	29,285	5,741,032
MGP Ingredients, Inc.	17,539	2,102,926
		7,843,958
Consumer staples distribution & retail : 0.91%
Chefs’ Warehouse, Inc.†	105,433	3,009,058
Food products: 0.96%
Freshpet, Inc.†	9,714	733,504
Simply Good Foods Co.†	67,675	2,441,714
		3,175,218
Personal care products: 4.68%
BellRing Brands, Inc.†	39,700	1,647,550
elf Beauty, Inc.†	100,003	13,871,416
		15,518,966
Energy: 1.67%
Energy equipment & services: 0.48%
Helmerich & Payne, Inc.	39,400	1,575,606
See accompanying notes to portfolio of investments
Allspring Emerging Growth Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 1.19%
Matador Resources Co.	33,300	$2,114,550
Viper Energy Partners LP	66,000	1,836,120
		3,950,670
Financials: 8.21%
Financial services: 3.15%
Flywire Corp.†	170,611	5,899,729
I3 Verticals, Inc. Class A†	54,954	1,299,662
Shift4 Payments, Inc. Class A†	57,289	3,253,442
		10,452,833
Insurance: 5.06%
Goosehead Insurance, Inc. Class A†	67,123	4,689,213
Kinsale Capital Group, Inc.	30,377	12,109,183
		16,798,396
Health care: 16.54%
Biotechnology: 2.43%
Apellis Pharmaceuticals, Inc.†	20,749	875,815
Immunocore Holdings PLC ADR†	29,793	1,676,452
Krystal Biotech, Inc.†	14,835	1,846,661
Vericel Corp.†	111,529	3,661,497
		8,060,425
Health care equipment & supplies: 9.59%
Establishment Labs Holdings, Inc.†	34,248	2,067,552
Inari Medical, Inc.†	48,476	3,229,471
iRhythm Technologies, Inc.†	17,031	1,760,494
Outset Medical, Inc.†	23,632	321,632
PROCEPT BioRobotics Corp.†	50,633	1,727,092
RxSight, Inc.†	66,897	1,940,682
Shockwave Medical, Inc.†	11,301	2,490,627
SI-BONE, Inc.†	184,196	4,214,404
TransMedics Group, Inc.†	169,342	11,113,915
Treace Medical Concepts, Inc.†	189,643	2,948,949
		31,814,818
Health care providers & services: 2.81%
HealthEquity, Inc.†	34,800	2,350,740
Hims & Hers Health, Inc.†	115,084	772,214
RadNet, Inc.†	130,453	4,358,435
Surgery Partners, Inc.†	50,939	1,847,048
		9,328,437
Health care technology: 0.68%
Evolent Health, Inc. Class A†	75,860	1,935,189
Phreesia, Inc.†	11,565	329,255
		2,264,444
See accompanying notes to portfolio of investments
2 | Allspring Emerging Growth Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Pharmaceuticals: 1.03%
Axsome Therapeutics, Inc.†	28,125	$2,272,500
Tarsus Pharmaceuticals, Inc.†	65,000	1,138,150
		3,410,650
Industrials: 20.69%
Aerospace & defense: 1.10%
Hexcel Corp.	49,943	3,660,822
Building products: 2.92%
AZEK Co., Inc. Class A†	159,446	5,422,759
Zurn Elkay Water Solutions Corp. Class C	144,186	4,270,789
		9,693,548
Commercial services & supplies: 2.93%
Casella Waste Systems, Inc. Class A†	100,260	7,897,480
Cimpress PLC†	28,269	1,826,460
		9,723,940
Construction & engineering: 0.96%
Comfort Systems USA, Inc.	5,200	959,764
Construction Partners, Inc. Class A†	64,113	2,227,927
		3,187,691
Electrical equipment: 2.19%
Array Technologies, Inc.†	53,600	1,333,032
NEXTracker, Inc. Class A†	24,202	1,019,388
Shoals Technologies Group, Inc. Class A†	248,861	4,897,585
		7,250,005
Ground transportation: 2.35%
ArcBest Corp.	35,248	3,721,836
Marten Transport Ltd.	129,634	2,722,314
Saia, Inc.†	3,200	1,363,840
		7,807,990
Machinery: 2.31%
SPX Technologies, Inc.†	96,890	7,656,248
Professional services: 2.53%
ASGN, Inc.†	21,901	1,799,386
Paycor HCM, Inc.†	252,424	5,924,391
Verra Mobility Corp.†	36,767	654,085
		8,377,862
Trading companies & distributors: 3.40%
Applied Industrial Technologies, Inc.	41,539	6,412,375
SiteOne Landscape Supply, Inc.†	28,363	4,855,462
		11,267,837
See accompanying notes to portfolio of investments
Allspring Emerging Growth Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Information technology: 28.97%
Communications equipment: 1.95%
Calix, Inc.†	80,204	$3,730,288
Extreme Networks, Inc.†	100,380	2,755,431
		6,485,719
Electronic equipment, instruments & components: 3.25%
Novanta, Inc.†	64,580	10,783,569
IT services: 0.59%
DigitalOcean Holdings, Inc.†	33,518	906,662
Wix.com Ltd.†	10,500	1,037,085
		1,943,747
Semiconductors & semiconductor equipment: 6.57%
ACM Research, Inc. Class A†	20,900	367,004
Aehr Test Systems†	44,594	2,274,740
Allegro MicroSystems, Inc.†	100,912	3,859,884
Diodes, Inc.†	60,587	4,959,046
PDF Solutions, Inc.†	22,974	834,875
Silicon Laboratories, Inc.†	27,560	3,716,741
SiTime Corp.†	43,530	5,775,996
		21,788,286
Software: 16.61%
Braze, Inc. Class A†	54,736	2,532,087
Clearwater Analytics Holdings, Inc. Class A†	234,830	4,262,165
CyberArk Software Ltd.†	50,233	8,340,687
Descartes Systems Group, Inc.†	6,263	469,474
DoubleVerify Holdings, Inc.†	50,400	1,704,024
EngageSmart, Inc.†	152,829	2,706,602
Five9, Inc.†	96,842	7,008,456
JFrog Ltd.†	142,565	4,090,190
PowerSchool Holdings, Inc. Class A†	104,829	2,318,817
Sprinklr, Inc. Class A†	108,758	1,645,509
Sprout Social, Inc. Class A†	84,539	4,526,218
SPS Commerce, Inc.†	70,473	13,117,139
Workiva, Inc.†	21,300	2,382,405
		55,103,773
Materials: 0.99%
Metals & mining: 0.99%
ATI, Inc.†	72,664	3,293,859
Total common stocks (Cost $237,634,886)		318,159,771
See accompanying notes to portfolio of investments
4 | Allspring Emerging Growth Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Investment companies: 1.99%
Exchange-traded funds: 1.99%
iShares Russell 2000 Growth ETF	27,400	$6,594,358
Total investment companies (Cost $6,412,203)		6,594,358

		Yield
Short-term investments: 2.90%
Investment companies: 2.90%
Allspring Government Money Market Fund Select Class♠∞		5.26%	9,628,919	9,628,919
Total short-term investments (Cost $9,628,919)				9,628,919
Total investments in securities (Cost $253,676,008)	100.79%			334,383,048
Other assets and liabilities, net	(0.79)			(2,619,367)
Total net assets	100.00%			$331,763,681

†	Non-income-earning security.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,781,514	$49,562,489	$(49,715,084)	$0	$0	$9,628,919	9,628,919	$105,979
See accompanying notes to portfolio of investments
Allspring Emerging Growth Portfolio | 5

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$873,875	$0	$0	$873,875
Consumer discretionary	32,057,521	0	0	32,057,521
Consumer staples	29,547,200	0	0	29,547,200
Energy	5,526,276	0	0	5,526,276
Financials	27,251,229	0	0	27,251,229
Health care	54,878,774	0	0	54,878,774
Industrials	68,625,943	0	0	68,625,943
Information technology	96,105,094	0	0	96,105,094
Materials	3,293,859	0	0	3,293,859
Investment companies	6,594,358	0	0	6,594,358
Short-term investments
Investment companies	9,628,919	0	0	9,628,919
Total assets	$334,383,048	$0	$0	$334,383,048
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
6 | Allspring Emerging Growth Portfolio